Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Financial Instruments
Beginning Balance	$ 2.2	$ (1.5)
Changes during the year, net of taxes	(2.1)	3.7
Ending Balance	0.1	2.2	(1.5)
Foreign Currency Adjustments
Beginning Balance	(17.1)	(2.1)
Changes during the year, net of taxes	(10.9)	(15.0)
Ending Balance	(28.0)	(17.1)	(2.1)
Unrecognized Pension and Other Post-retirement Benefit Costs
Beginning Balance	(116.1)	(82.5)
Changes during the year, net of taxes	(12.1)	(33.6)	10.4
Ending Balance	(128.2)	(116.1)	(82.5)
Accumulated Other Comprehensive Income (Loss)
Beginning Balance	(131.0)	(86.1)
Changes during the year, net of taxes	(25.1)	(44.9)
Ending Balance	(156.1)	(131.0)	(86.1)
Income tax expense related to items of other comprehensive income (loss)	$ (6.3)	$ (3.1)	$ 3.2